Segment disclosures - Additional Information (Details)	12 Months Ended
Jun. 30, 2024 geographical_center segment
Disclosure of operating segments [abstract]
Number of operating segment	1
Number of reportable segment	1
Number of graphical centers sells | geographical_center	2